General information about financial statements (Details)	Dec. 31, 2025 item
BRAZIL | Fibria
Company's Operations [Line Items]
Number of Ports	4
BRAZIL
Company's Operations [Line Items]
Number of Technology Centers	4,000
Number of Distribution Centers	29
BRAZIL | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units	14
State of Sao Paulo | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units	2